Document and Entity Information	12 Months Ended
Dec. 31, 2017 shares
Disclosure of classes of share capital [line items]
Entity Registrant Name	ROYAL BANK OF SCOTLAND GROUP PLC
Entity Central Index Key	0000844150
Document Type	20-F
Document Period End Date	Dec. 31, 2017
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	FY
Ordinary shares
Disclosure of classes of share capital [line items]
Entity Common Stock, Shares Outstanding	11,964,564,553
11% Cumulative Preference Shares
Disclosure of classes of share capital [line items]
Entity Common Stock, Shares Outstanding	500,000
5 1/2% Cumulative Preference Shares
Disclosure of classes of share capital [line items]
Entity Common Stock, Shares Outstanding	400,000
Non-cumulative preference shares of US$0.01
Disclosure of classes of share capital [line items]
Entity Common Stock, Shares Outstanding	26,549,170
Non-cumulative preference shares of 0.01
Disclosure of classes of share capital [line items]
Entity Common Stock, Shares Outstanding	2,044,418
Non-cumulative preference shares of 1
Disclosure of classes of share capital [line items]
Entity Common Stock, Shares Outstanding	54,442